Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued professional service fees	$ 282,928
Other	568	334
Accrued liabilities and other payables	$ 283,496	$ 334